Contract assets and liabilities (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets and liabilities
Trading and manufacturing	$ 9,619	$ 9,476	$ 11,877
Engineering	11,769	3,881	5,522
Total revenues	$ 21,388	$ 13,357	$ 17,399